Other financial liabilities (Details Textual) $ in Thousands, $ in Thousands																			1 Months Ended														12 Months Ended
	Jul. 27, 2017	Jul. 03, 2017 USD ($)	Apr. 13, 2017 CLP ($)	Aug. 25, 2016 CLP ($)	Jul. 07, 2016 CLP ($)	May 26, 2016 CLP ($)	Jul. 15, 2015 CLP ($)	Jun. 17, 2015 USD ($)	Dec. 03, 2014 CLP ($)	Oct. 15, 2014 CLF ( )	Sep. 04, 2014 USD ($)	Jun. 16, 2014 EUR (€)	Dec. 28, 2012 ARS ($)	Oct. 05, 2012 ARS ($)	Jul. 27, 2012 CLP ($)	Apr. 25, 2012 CLP ($)	Jul. 11, 2011 USD ($)	Jul. 07, 2011 USD ($)	May 26, 2017 ARS ($)	Apr. 20, 2017	Sep. 15, 2016 ARS ($)	Apr. 20, 2016 CLP ($)	Jun. 26, 2015 ARS ($)	May 29, 2015	Apr. 24, 2015 CLP ($)	Apr. 20, 2015 ARS ($)	Jun. 18, 2014 ARS ($)	Apr. 24, 2014 CLP ($)	Jun. 21, 2013 USD ($)	Apr. 25, 2013 CLP ($)	Mar. 23, 2009 CLP ($)	Oct. 18, 2004 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2007	Dec. 31, 2004 CLP ($)	Dec. 31, 2017 CLF ( )	Jul. 14, 2017 ARS ($)	Jun. 28, 2013 ARS ($)	Mar. 23, 2009 CLF ( )	Jun. 28, 2007 CLF ( )	Oct. 18, 2004 CLF ( )
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	- Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs. - Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity. - Maintain an Equity higher than UF 770,000.
Borrowings, interest rate basis																																	possible increase of 100 bps in variable interest rates
Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																	4.51%			4.51%
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																	4.27%			4.27%
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral |																																				10,000
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount															$ 16,000,000
Borrowings, maturity	loan was renewed for 5 years, with maturity on July 27, 2022														period of 5 years, with maturity on July 27, 2017
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate	4.68%														6.86%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Effective Interest Rate [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate															7.17%
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate														15.01%																							23.00%
Notional amount														$ 187,500							$ 183,330					$ 150,000
Borrowings, maturity														5 October, 2015							15 September, 2019					20 April, 2018
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																	minimum Equity of 600 million of argentinean pesos
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	a) Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted EBITDA1. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation. b) Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 1 [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 2 [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																	minimum Equity of 600 million of argentinean pesos
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 2 [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	a) Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted EBITDA1. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation. b) Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan 2 [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
Compania Industrial Cervecera S.A. [Member] | BBVA Bank French S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 55,000
Compania Industrial Cervecera S.A. [Member] | Banco de la Provincia de Buenos Aires [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														54,000
Compania Industrial Cervecera S.A. [Member] | HSBC Bank Argentina S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														43,500
Compania Industrial Cervecera S.A. [Member] | Banco de Galicia y Buenos Aires S.A [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														20,000																							$ 91,660
Compania Industrial Cervecera S.A. [Member] | Citibank NA [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 15,000
Compania Industrial Cervecera S.A. [Member] | Banco Santander Rio [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																					$ 91,660
Compania Industrial Cervecera S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate													15.00%						20.00%				23.00%
Notional amount													$ 140,000						$ 60				$ 30,000			$ 24,000
Borrowings, maturity													a period of 7 years, maturing on November 26, 2019						22 May, 2018				26 December, 2015			4 April, 2018
Loans received													$ 56,000																									$ 84,000
Borrowings, interest rate basis													floating rate BADLAR in pesos plus a fixed spread of 400 basis points													floating rate BADLAR in pesos plus a fixed spread of 500 basis points
Borrowings, adjustment to interest rate basis													400.00%
Compania Industrial Cervecera S.A. [Member] | Banco BBVA Frances S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																											$ 90,000
Borrowings, maturity																											18 November, 2017
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure of other financial liabilities [Line Items]
Gross finance lease obligations |																																								688,635.63
Gain loss on building portion not leased																																			$ 3,108,950
Deferred liability on building portion not leased																																			$ 2,276,677
Finance lease liabilities																																	$ 10,403,632
Lease agreement, Term of contract																																		25 years
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																								7.07%
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																									4.00%
Notional amount |																																									2,000,000
Borrowings, maturity																																maturing on December 1, 2024
Description of minimum equity requirement																																	Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																	To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada, Embotelladoras Chilenas Unidas S.A. and Via San Pedro Tarapac S.A., except in the cases and under the terms established in the agreement
Description of requirement of ownership of trademark																																	To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries
Description of finacial covenants																																	(g) Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement. (h) Neither sells nor transfer assets from the issuer and its subsidiaries representing over 25% of the assets total of the consolidated financial statements. As of December 31, 2017, the Company was in compliance with the financial covenants required for this public issue.
Borrowing costs incurred																																$ 897,857
Borrowings Term																																20 years
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Financial Costs account
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Asset covergae ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Total Adjusted Liabilities free of lien.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																							4.25%
Notional amount |																																							2,000,000
Borrowings, maturity																															maturity on March 15, 2030
Description of minimum equity requirement																																	Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																	To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.
Description of requirement of ownership of trademark																																	To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.
Description of finacial covenants																																	Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.
Borrowing costs incurred																															$ 156,952
Description of production installed capacity in hectolitres for a year																																	Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectolitres a year, except in the cases and under the terms of the contract.
Borrowings Term																															21 years
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Financial Costs account.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member] | Asset covergae ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter, assets free of liens for an amount equal to, at least, 1.2, defined as the ratio of Total Assets free of lien and Financial Debt free of lien.
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount			$ 40,000,000
Borrowings, maturity			13 April, 2022
Description of minimum equity requirement																																	Maintain at the end of each semester a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																																	To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A
Description of production installed capacity in hectolitres for a year																																	Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectolitres a year
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain a Financial Expense Coverage measured at the end of each semester and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA and Finance Costs account.
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member] | Asset covergae ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each semester, assets free of liens for an amount equal to at least 1.2
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 4,000,000		$ 1,300,000							$ 500,000														$ 600,000
Borrowings, maturity							14 July, 2020		31 March, 2015							25 April, 2013														25 April, 2014
Borrowings Renewal Description																Subsequently this loan was renewed for one year, maturing on April 25, 2014. It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.								On May 29, 2015 the loan was renewed for a term of 3 months, maturing on July 28, 2015.						It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount				$ 400,000																		$ 2,000,000			$ 600,000			$ 1,000,000
Borrowings, maturity				24 August, 2018																		20 April, 2018			24 July, 2015			24 April, 2015
Borrowings Renewal Description																				On April 20, 2017, the loan was renewed the maturity on April 20, 2019.					On April 24, 2015 the loan was renewed for a term of 1 year, maturing on April 21, 2016.
Cerveceria Kunstmann S.A. [Member] | Banco Scotiabank [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount											$ 638,674											$ 2,000,000			$ 1,000,000
Borrowings, maturity											4 September, 2016											20 April, 2017			22 April, 2016
Borrowings Renewal Description																				On April 20, 2017 the loan was renewed for a term of 2 years, maturing on April 20, 2019.
Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																																	Maintain at the end of each quarter a minimum equity of ThCh$ 83,337,800
Description of finacial covenants																																	(a) Control over subsidiaries representing at least 30% of the consolidated Adjusted EBITDA of the issuer. Adjusted EBITDA. Adjusted EBITDA means EBITDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded in the Note Nature of the costs and expenses. (b) Not to enter into investments in instruments issued by related parties different from its subsidiaries. (c) Neither sells nor transfers essential assets that jeopardize the continuance of its current purpose.
Vina San Pedro Tarapaca S.A [Member] | Financial expense coverage ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted EBITDA (as defined in paragraph (a)) and Financial Costs account.
Vina San Pedro Tarapaca S.A [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																	Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.2, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount		$ 8,000,000								380,000		€ 6,200,000
Borrowings, maturity		3 July, 2018								15 October, 2019		16 June, 2015
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount					$ 7,271,000												$ 4,436,100	$ 10,000,000
Borrowings, maturity					2 July, 2017												11 July, 2016	7 July, 2016
Vina San Pedro Tarapaca S.A [Member] | Banco Scotiabank [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount								$ 7,871,500																					$ 8,000,000
Borrowings, maturity								18 June, 2018																					22 June, 2015
CCU-Nestle Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount						$ 5,300,000
Borrowings, maturity						22 November, 2016